COMMITMENTS, OFF-BALANCE-SHEET RISK AND CONTINGENCIES	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
NOTE 15   COMMITMENTS, OFF-BALANCE-SHEET RISK AND CONTINGENCIES

The Corporation is a party to financial instruments with off-balance sheet risk in the normal course of business to meet the financial needs of its customers. The financial instruments include commitments to extend credit in the form of unused lines of credit and standby letters of credit.

These financial instruments involve to varying degrees, elements of credit and interest rate risk in excess of the amount recognized in the consolidated balance sheets. The contract amounts of these instruments reflect the extent of involvement the Corporation has in particular classes of financial instruments.

Commitments to extend credit are agreements to lend to a customer as long as there is no violation of any condition established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require the payment of a fee. Since many of the commitments are expected to expire without being drawn upon, the total commitment amount does not necessarily represent future cash requirements. Management evaluates each customer’s creditworthiness on a case-by-case basis. The amount of collateral obtained upon extension of credit, if deemed necessary by the Corporation, is based on management’s credit evaluation of the counter-party. Collateral held varies, but may include accounts receivables, inventories, premises and equipment, residential real estate and income producing commercial properties.

Standby letters of credit are irrevocable conditional commitments issued by the Corporation to guarantee the performance of a customer to a third party. Financial standby letters of credit are primarily used to support clients’ business trade transactions and may require payment of a fee. The credit risk involved in issuing standby letters of credit is essentially the same as that involved in extending loans to customers. Management assesses the borrower’s credit to determine the necessary collateral. Since the conditions requiring the Bank to fund letters of credit may not occur, the Corporation expects its liquidity requirements to be less than the total outstanding commitments.

The following is a summary of commitments to extend credit (in thousands) at year-end:

	2015	2014
Commitments to extend commercial credit	$24,876	$25,398
Commitments to extend consumer credit	11,172	11,293
Standby letters of credit	12	47
	$36,060	$36,738

Fixed rate	$10,959	$9,223
Variable rate	25,101	27,515
	$36,060	$36,738

At year-end 2015, the fixed rate commitments had a range of interest rates from 2.18% to 25.00%, with a weighted average term to maturity of 33.7 months. At year-end 2014, the fixed rate commitments had a range of interest rates from 2.18% to 25.00%, with a weighted average term to maturity of 38.3 months.